Taxation - Reconciliation of the effective tax rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Taxation
Profit before income tax	$ 18,221	$ 15,700	$ 33,811	$ 11,175
Tax calculated at the applicable tax rate	(2,277)	(1,960)	(4,226)	(1,397)
Effect of different tax rates in other countries	(47)	(81)	(79)	(85)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(558)	(313)	(645)	(1,414)
Tax effect of deductions under special tax regimes	2,041	1,522	3,432	1,843
Tax effect of tax losses brought forward	151	126	337	178
Tax effect of not recognised deferred tax asset regarding the loss carryforward	(152)	(126)	(338)	(178)
Overseas tax in excess of credit claim used during the period	(754)	(154)	(1,401)	(811)
Income tax expense	(1,596)	$ (986)	(2,920)	$ (1,864)
Tax liability	3,757		3,757		$ 3,029
Uncertainties and risks tax	$ 562		$ 562